Total
VALUE LINE CORE BOND FUND
VALUE LINE CORE BOND FUND
Investment objectives
The Fund’s primary investment objective is to maximize current income.
Capital appreciation is a secondary objective but only when consistent with the Fund’s primary objective.
Fees and expenses
This table describes the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VALUE LINE CORE BOND FUND VALUE LINE CORE BOND FUND
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement	(0.40%)	[1]
Net Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.80%	[1]
[1]	Net total annual operating expenses in the table above have been restated from 0.90% to 0.80% to reflect a change in the fee waiver and expense reimbursement (the “Expense Limitation”) that occurred on May 1, 2023. Under the Expense Limitation, EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”) have agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.80% of the Fund’s average daily net assets through May 1, 2024. The Adviser and Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated before May 1, 2024 only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Expense Limitation is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
VALUE LINE CORE BOND FUND | VALUE LINE CORE BOND FUND | USD ($)	82	341	621	1,419

Expense Example No Redemption	1 year	3 years	5 years	10 years
VALUE LINE CORE BOND FUND | VALUE LINE CORE BOND FUND | USD ($)	82	341	621	1,419

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets (including borrowings for investment purposes) in bonds and other debt instruments (“80% Policy”). The Fund’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. The Fund may invest in bonds and debt instruments of any type, including corporate bonds, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), securities issued or guaranteed by non-U.S. governments or their agencies or instrumentalities (sovereign debt), securities issued by supranational agencies, mortgage-backed securities, asset-backed securities, and other fixed income securities.
The Fund invests principally in debt obligations issued or guaranteed by the U.S. government and by U.S. corporations. The U.S. government securities in which the Fund may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities that have been established or sponsored by the U.S. government. The corporate debt obligations in which the Fund may invest include, but are not limited to, bonds, notes, debentures, and commercial paper of U.S. companies and fixed income securities of non-U.S. companies issuing dollar-denominated debt.
The Fund’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans and leases.
The Adviser estimates that the average credit quality rating of Fund assets will be investment grade. Investment grade debt securities are rated within the four highest grades by at least one major rating agency, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are determined by the Adviser to be of comparable credit quality. The Fund’s Statement of Additional Information (“SAI”) provides further information on securities ratings.
The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s maximum average portfolio maturity. The Fund estimates that the weighted average maturity of its portfolio will range between three to fifteen years.
In deciding which securities to buy, hold or sell, the Adviser considers a number of factors, including the issuer’s creditworthiness, economic prospects and interest rate trends as well as the security’s credit rating.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.

Principal risks of investing in the Fund
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of a broad-based market index: the Bloomberg US Aggregate Bond Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+3.76%
Worst Quarter:	Q1 2022	-5.69%

Average annual total returns for periods ended December 31, 2022
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Average Annual Returns - VALUE LINE CORE BOND FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
VALUE LINE CORE BOND FUND		(12.58%)	(0.64%)	0.38%
After Taxes on Distributions | VALUE LINE CORE BOND FUND		(13.20%)	(1.48%)	(0.43%)
After Taxes on Distributions and Sale of Fund Shares | VALUE LINE CORE BOND FUND	[1]	(7.44%)	(0.78%)	(0.03%)
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	(13.01%)	0.02%	1.06%
[1]	The return after taxes on distribution and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid Adjustable Rate Mortgage passthrough’s), asset-backed securities, and commercial mortgage-backed securities. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this Index.